Derivatives (Primary Risks) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 415,598	$ 404,895
Estimated Fair Value Assets	13,452	8,595
Estimated Fair Value Liabilities	7,022	6,521
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	42,713	38,634
Estimated Fair Value Assets	3,993	2,425
Estimated Fair Value Liabilities	1,353	1,145
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,087	12,067
Estimated Fair Value Assets	2,129	1,534
Estimated Fair Value Liabilities	412	290
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	6,044	6,419
Estimated Fair Value Assets	2,064	1,282
Estimated Fair Value Liabilities	21	78
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,708	2,713
Estimated Fair Value Assets	65	252
Estimated Fair Value Liabilities	100	135
Derivatives Designated as Hedging Instruments [Member] | Fair Value Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,335	2,935
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	291	77
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	21,110	16,023
Estimated Fair Value Assets	1,154	491
Estimated Fair Value Liabilities	930	808
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,560	3,121
Estimated Fair Value Assets	528	83
Estimated Fair Value Liabilities	0	141
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	225	450
Estimated Fair Value Assets	63	7
Estimated Fair Value Liabilities	0	7
Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	18,325	12,452
Estimated Fair Value Assets	563	401
Estimated Fair Value Liabilities	930	660
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	10,516	10,544
Estimated Fair Value Assets	710	400
Estimated Fair Value Liabilities	11	47
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,097	3,182
Estimated Fair Value Assets	295	82
Estimated Fair Value Liabilities	11	47
Derivatives Designated as Hedging Instruments [Member] | Foreign Operations Hedges [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	6,419	7,362
Estimated Fair Value Assets	415	318
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	372,885	366,261
Estimated Fair Value Assets	9,459	6,170
Estimated Fair Value Liabilities	5,669	5,376
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	93,266	107,354
Estimated Fair Value Assets	4,570	3,330
Estimated Fair Value Liabilities	2,051	1,767
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	55,645	63,064
Estimated Fair Value Assets	440	451
Estimated Fair Value Liabilities	199	346
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	49,128	39,460
Estimated Fair Value Assets	145	177
Estimated Fair Value Liabilities	1	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,707	6,011
Estimated Fair Value Assets	4	9
Estimated Fair Value Liabilities	9	9
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	48,078	40,978
Estimated Fair Value Assets	1,241	255
Estimated Fair Value Liabilities	75	243
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Synthetic GICs
Derivatives, Fair Value [Line Items]
Gross Notional Amount	4,298	4,409
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	11,041	9,307
Estimated Fair Value Assets	447	133
Estimated Fair Value Liabilities	385	684
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	13,206	11,311
Estimated Fair Value Assets	127	69
Estimated Fair Value Liabilities	791	359
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	522	1,316
Estimated Fair Value Assets	2	1
Estimated Fair Value Liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,324	2,265
Estimated Fair Value Assets	585	53
Estimated Fair Value Liabilities	340	48
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,830	3,725
Estimated Fair Value Assets	8	7
Estimated Fair Value Liabilities	34	51
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	10,527	9,055
Estimated Fair Value Assets	181	166
Estimated Fair Value Liabilities	6	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	6,073	5,157
Estimated Fair Value Assets	65	1
Estimated Fair Value Liabilities	2	43
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	39,345	37,411
Estimated Fair Value Assets	1,426	1,344
Estimated Fair Value Liabilities	1,036	1,068
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	24,598	21,636
Estimated Fair Value Assets	196	174
Estimated Fair Value Liabilities	639	577
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,297	3,802
Estimated Fair Value Assets	22	0
Estimated Fair Value Liabilities	$ 101	$ 179